Note 9 - Share Capital and Reserves - Share Option Fair Value Assumptions (Details)	12 Months Ended
Dec. 31, 2020 CAD ($) $ / shares
Stock options granted December 15, 2020 [member]
Statement Line Items [Line Items]
Stock options, granted	972,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.35
Risk free interest rate, stock options	0.25%
Expected life, stock options	2
Expected volatility, stock options	76.39%
Expected dividends, stock options | $
Stock options granted October 1, 2020 [member]
Statement Line Items [Line Items]
Stock options, granted	1,346,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.35
Risk free interest rate, stock options	0.24%
Expected life, stock options	2
Expected volatility, stock options	65.81%
Expected dividends, stock options | $
Stock options granted June 9, 2020 [member]
Statement Line Items [Line Items]
Stock options, granted	2,180,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.25
Risk free interest rate, stock options	0.28%
Expected life, stock options	2
Expected volatility, stock options	62.07%
Expected dividends, stock options | $
Stock options granted May 1, 2020 [member]
Statement Line Items [Line Items]
Stock options, granted	700,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.20
Risk free interest rate, stock options	0.30%
Expected life, stock options	2
Expected volatility, stock options	61.30%
Expected dividends, stock options | $
Stock options granted April 29, 2020 [member]
Statement Line Items [Line Items]
Stock options, granted	220,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.22
Risk free interest rate, stock options	0.32%
Expected life, stock options	2
Expected volatility, stock options	61.31%
Expected dividends, stock options | $
Stock options granted April 13, 2020 [member]
Statement Line Items [Line Items]
Stock options, granted	115,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.12
Risk free interest rate, stock options	0.33%
Expected life, stock options	2
Expected volatility, stock options	60.60%
Expected dividends, stock options | $
Stock options granted March 4, 2020 [member]
Statement Line Items [Line Items]
Stock options, granted	1,130,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.20
Risk free interest rate, stock options	0.92%
Expected life, stock options	2
Expected volatility, stock options	55.66%
Expected dividends, stock options | $
Stock options granted September 16, 2019 [member]
Statement Line Items [Line Items]
Stock options, granted	1,160,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.29
Risk free interest rate, stock options	1.60%
Expected life, stock options	2
Expected volatility, stock options	50.73%
Expected dividends, stock options | $
Stock options granted August 13, 2019 [member]
Statement Line Items [Line Items]
Stock options, granted	150,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.28
Risk free interest rate, stock options	1.35%
Expected life, stock options	2
Expected volatility, stock options	50.20%
Expected dividends, stock options | $
Stock options granted July 4, 2019 [member]
Statement Line Items [Line Items]
Stock options, granted	1,612,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.19
Risk free interest rate, stock options	1.58%
Expected life, stock options	2
Expected volatility, stock options	45.82%
Expected dividends, stock options | $
Stock options granted May 6, 2019 [member]
Statement Line Items [Line Items]
Stock options, granted	557,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.17
Risk free interest rate, stock options	1.59%
Expected life, stock options	2
Expected volatility, stock options	45.42%
Expected dividends, stock options | $
Stock options granted March 1, 2019 [member]
Statement Line Items [Line Items]
Stock options, granted	100,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.22
Risk free interest rate, stock options	1.68%
Expected life, stock options	2
Expected volatility, stock options	50.79%
Expected dividends, stock options | $
Stock options granted January 3, 2019 [member]
Statement Line Items [Line Items]
Stock options, granted	425,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.31
Risk free interest rate, stock options	1.91%
Expected life, stock options	2
Expected volatility, stock options	50.28%
Expected dividends, stock options | $
Stock options granted December 13, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	762,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.24
Risk free interest rate, stock options	1.89%
Expected life, stock options	2
Expected volatility, stock options	49.38%
Expected dividends, stock options | $
Stock options granted December 12, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	200,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.28
Risk free interest rate, stock options	2.06%
Expected life, stock options	3
Expected volatility, stock options	49.50%
Expected dividends, stock options | $
Stock options granted September 26, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	170,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.25
Risk free interest rate, stock options	2.19%
Expected life, stock options	2
Expected volatility, stock options	47.93%
Expected dividends, stock options | $
Stock options granted August 15, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	106,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.21
Risk free interest rate, stock options	2.09%
Expected life, stock options	2
Expected volatility, stock options	48.39%
Expected dividends, stock options | $
Stock options granted June 18, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	2,180,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.29
Risk free interest rate, stock options	1.85%
Expected life, stock options	2
Expected volatility, stock options	51.53%
Expected dividends, stock options | $
Stock options granted May 7, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	100,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.33
Risk free interest rate, stock options	1.95%
Expected life, stock options	2
Expected volatility, stock options	55.21%
Expected dividends, stock options | $
Stock options granted April 10, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	90,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.31
Risk free interest rate, stock options	1.85%
Expected life, stock options	2
Expected volatility, stock options	55.18%
Expected dividends, stock options | $
Stock options granted March 29, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	400,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.42
Risk free interest rate, stock options	1.94%
Expected life, stock options	3
Expected volatility, stock options	55.10%
Expected dividends, stock options | $
Stock options granted February 7, 2018 [member]
Statement Line Items [Line Items]
Stock options, granted	300,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.48
Risk free interest rate, stock options	1.99%
Expected life, stock options	3
Expected volatility, stock options	64.14%
Expected dividends, stock options | $